Property, Plant and Equipment - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2023
Buildings
Statement [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Minimum | Building and improvements
Statement [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Machinery
Statement [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Research and development equipment
Statement [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Minimum | Office furniture and equipment
Statement [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Others
Statement [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Maximum | Building and improvements
Statement [line items]
Useful life measured as period of time, property, plant and equipment	16 years
Maximum | Machinery
Statement [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Research and development equipment
Statement [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Maximum | Office furniture and equipment
Statement [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Maximum | Others
Statement [line items]
Useful life measured as period of time, property, plant and equipment	15 years